UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-02589

 NAME OF REGISTRANT:                     Eaton Vance Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008



 Eaton Vance Series Trust
 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Tax-Managed Growth Fund 1.0, a series of Eaton Vance Series Trust
(Exact name of registrant
 as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  12/31

Date of reporting period: 7/1/07- 6/30/08

 Eaton Vance Tax-Managed Growth Fund 1.0 (the "Fund") is a feeder fund that invests exclusively in shares of Tax-Managed Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company
 Act of 1940. The proxy voting record of the Portfolio was filed on August 25,2008 and can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1002667 and its file number is 811-7409.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Trust
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/27/2008